Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Text Block]
Note 2 - Notes Payable

On August 31 and September 3, 2015, as amended on March 10, 2016, the Company entered into two unsecured convertible promissory notes with a third party, in the amount totaling $250,000. These notes bear interest at 8.0% per annum and mature on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities. However, if the completion of the IPO occurs prior to June 30, 2016, these notes shall be automatically converted according to its terms into shares of the Company’s common stock at a conversion price of $0.1299 per share upon the Company’s IPO.

On October 6, 2015, as amended on March 10, 2016, the Company entered into an unsecured promissory note with a third party in the amount of $150,000. The note bears interest at 8.0% per annum and matures on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities. However, if the completion of the IPO occurs prior to June 30, 2016, the note shall be automatically converted according to its terms into shares of the Company common stock at a conversion price equal to $0.20 per share upon the Company’s IPO.

On October 28, 2015, as amended on March 10, 2016, the Company entered into an unsecured promissory note with a third party in the amount of $50,000. The note bears interest at 8.0% per annum and matures on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities. However, if the completion of the IPO occurs prior to June 30, 2016, the note shall be automatically converted according to its terms into shares of the Company common stock at a conversion price equal to $0.20 per share upon the Company’s IPO.

Pursuant to the note agreements dated October 6, 2015 and October 28, 2015, the Company agreed, during the term of the notes, not to have greater than 8,171,000 shares of its common stock outstanding, excluding any shares underlying convertible notes that will convert into 3,750,000 shares of the Company’s common stock, and excluding options to purchase up to 300,000 shares of the Company’s common stock at an exercise price of no less than $0.75 per share that may be issued. The Company is currently in compliance with this covenant.

The convertible notes were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature did not exist.

Moleculin, LLC [Member]
Debt Disclosure [Text Block]
Note 4 – Notes Payable

On September 8, 2015, the Company issued an unsecured promissory note to Hilltop Research in the amount of $55,774 to settle an outstanding payable. The note matures on June 30, 2016 and accrues interest at 6.0% per annum. In the event that the Company or a significant portion of the Company’s assets are acquired by MBI prior to the maturity date, the loan becomes due and payable upon closing of MBI’s initial public offering.

On September 16, 2014, the Company issued a promissory note in the amount of $414,165 to Davos Chemical Corporation to settle an outstanding accounts payable balance. The note bears interest at an annual rate of 6.0% and matures on the earlier of December 31, 2016 or the completion of one of the following prior to December 31, 2016:

a)
The Company (i) is awarded a grant from the Cancer Prevention and Research Institute of Texas (“CPRIT”) of at least $5,000,000, and (ii) is deemed by CPRIT to have received the 50% matching funds required by the CPRIT grant; or

b)	The Company concludes a privately placed sale of the Company’s Series A Preferred Units of at least $3,000,000.

At December 31, 2015 and 2014, accrued interest related these notes were $34,275 and $7,217, respectively.